Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-4

Collection Period	5/01/19-5/31/19
Determination Date	6/10/2019
Distribution Date	6/17/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-12.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,224,858,355.66
2.	Collections allocable to Principal		$38,198,348.63
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,577,524.57
5.	Pool Balance on the close of the last day of the related Collection Period		$1,185,082,482.46
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		76,769
7.	Initial Pool Balance		$1,507,545,086.26
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$13,566,857.69	$0.00
	b. Class A-2a Note Balance	$453,000,000.00	$430,298,883.32
	c. Class A-2b Floating Rate Note Balance	$70,000,000.00	$66,492,101.17
	d. Class A-3 Note Balance	$468,000,000.00	$468,000,000.00
	e. Class A-4 Note Balance	$104,970,000.00	$104,970,000.00
	f. Class B Note Balance	$42,210,000.00	$42,210,000.00
	g. Class C Note Balance	$35,430,000.00	$35,430,000.00
	h. Class D Note Balance	$29,390,000.00	$29,390,000.00
	i. Note Balance (sum a - h)	$1,216,566,857.69	$1,176,790,984.49
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0456797	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9498872
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9498872
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8110446	0.7845273
10.	Overcollateralization Target Amount		$8,291,497.97
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,291,497.97
12.	Weighted Average Coupon		8.35%
13.	Weighted Average Original Term	months	66.32
14.	Weighted Average Remaining Term	months	55.02
15.	1-Month LIBOR for the interest period ending 6/16/2019		2.43963%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 6/16/2019		2.63963%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,660,546.47
	b. Liquidation Proceeds allocable to Finance Charge		$1,181.67
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,661,728.14
18.	Principal:
	a. Collections allocable to Principal		$38,198,348.63
	b. Liquidation Proceeds allocable to Principal		$754,829.05
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$38,953,177.68
19.	Total Finance Charge and Principal Collections (17d + 18d)		$47,614,905.82
20.	Interest Income from Collection Account		$74,388.34
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$47,689,294.16

Available Funds
23.	Available Collections	$47,689,294.16
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$47,689,294.16
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,020,715.30
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,020,715.30
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$32,234.61
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$32,234.61
	e. Class A-2a Monthly Interest	$1,174,025.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,174,025.00
	i. Class A-2b Monthly Interest	$169,376.26
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$169,376.26
	m. Class A-3 Monthly Interest	$1,310,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	1,310,400.00
	q. Class A-4 Monthly Interest	$304,413.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$304,413.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$129,092.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$129,092.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$113,671.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$113,671.25
34.	Tertiary Principal Distributable Amount	$2,094,375.23
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$101,640.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$101,640.42

36.	Quaternary Principal Distributable Amount	$29,390,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$35,839,943.32
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,291,497.97
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,661,728.14
	b. Total Daily Deposits of Principal Collections	$38,953,177.68
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$74,388.34
	e. Total Deposits to Collection Account (sum a - d)	$47,689,294.16
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,020,715.30
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$43,110,725.99
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,557,852.87
	f. Total Withdrawals from Collection Account (sum a - e)	$47,689,294.16
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$32,234.61
	b. Class A-2a Interest Distribution	$1,174,025.00
	c. Class A-2b Interest Distribution	$169,376.26
	d. Class A-3 Interest Distribution	$1,310,400.00
	e. Class A-4 Interest Distribution	$304,413.00
	f. Class B Interest Distribution	$129,092.25
	g. Class C Interest Distribution	$113,671.25
	h. Class D Interest Distribution	$101,640.42
	i. Class A-1 Principal Distribution	$13,566,857.69
	j. Class A-2a Principal Distribution	$22,701,116.68
	k. Class A-2b Principal Distribution	$3,507,898.83
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$43,110,725.99
46.	Withdrawals
	a. Class A-1 Distribution	$13,599,092.30
	b. Class A-2a Distribution	$23,875,141.68
	c. Class A-2b Distribution	$3,677,275.09
	d. Class A-3 Distribution	$1,310,400.00
	e. Class A-4 Distribution	$304,413.00
	f. Class B Distribution	$129,092.25
	g. Class C Distribution	$113,671.25
	h. Class D Distribution	$101,640.42
	i. Total Withdrawals from Note Payment Account (sum a - h)	$43,110,725.99

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,557,852.87
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,557,852.87
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,768,862.72
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,768,862.72
51.	Investment Earnings	$6,916.75
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,775,779.47
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$6,916.75
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,768,862.72
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,020,715.30
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$43,110,725.99
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,557,852.87
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$6,916.75
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$13,599,092.30
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$23,875,141.68
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$3,677,275.09
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,310,400.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$304,413.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$129,092.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$113,671.25
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$101,640.42
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,557,852.87

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,251	$20,799,513.13
	b. 61 to 90 days past due	449	$7,693,892.01
	c. 91 to 120 days past due	148	$2,192,307.41
	d. 121 or more days past due	3	$8,041.87
	e. Total Past Due (sum a - d)	1,851	$30,693,754.42
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.5900%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	105	$1,577,524.57
77.	Recoveries	135	$756,010.72
78.	Net Losses (Ln 76 - Ln 77)		$821,513.85
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0671%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	563	$9,572,494.95
81.	Recoveries	394	$3,599,243.67
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$5,973,251.28
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.3962%
84.	Average Net Loss on Defaulted Receivables		$10,609.68

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,348,352,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer